S-K 1604(c) De-SPAC Dilution	9 Months Ended
Sep. 30, 2025 USD ($) $ / shares shares
No Redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ 10
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 346,792
De-SPAC, Number of Shares Used, Adjustment (in Shares)	57,934,228
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares	$ 7.5
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share (in Dollars per share) | $ / shares	$ 2.5
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares)	57,934,228
Redemption at 50 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ 10
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 216,927
De-SPAC, Number of Shares Used, Adjustment (in Shares)	45,434,728
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares	$ 6.7
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share (in Dollars per share) | $ / shares	$ 3.3
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares)	45,434,728
Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ 10
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 87,062
De-SPAC, Number of Shares Used, Adjustment (in Shares)	32,934,728
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares	$ 5.31
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share (in Dollars per share) | $ / shares	$ 4.69
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares)	32,934,728
Net Tangible Book Value [Member] | No Redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 249,200
Net Tangible Book Value [Member] | Redemption at 50 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	249,200
Net Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	249,200
Anticipated Transaction Expenses [Member] | No Redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	(22,408)
Anticipated Transaction Expenses [Member] | Redemption at 50 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	(22,408)
Anticipated Transaction Expenses [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	(22,408)
PIPE Investment Proceeds [Member] | No Redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	120,000
PIPE Investment Proceeds [Member] | Redemption at 50 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	120,000
Redemptions From Trust Account [Member] | No Redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $
Redemptions From Trust Account [Member] | Redemption at 50 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	(129,865)
Redemptions From Trust Account [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	$ (259,730)
Public Units [Member] | No Redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares)	27,499,499
Public Units [Member] | Redemption at 50 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares)	14,999,999
Public Units [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares)	2,499,999
Sponsor [Member] | No Redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares)	8,800,833
Sponsor [Member] | Redemption at 50 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares)	8,800,833
Sponsor [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares)	8,800,833
PIPE Investors [Member] | No Redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares)	21,633,896
PIPE Investors [Member] | Redemption at 50 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares)	21,633,896
PIPE Investors [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares)	21,633,896